Related-Parties and Party-in-Interest Transactions (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP Investment Number of Shares	240,150	268,961
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 615,281
Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	14,822,047	$ 12,036,025
Common Collective Trusts [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value		2,034,852,861
Stable Value Funds [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783	$ 70,881,598